Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of borrowings
	At December 31,
	2017	2016	2015
Non-current
Bank and financial borrowings (**)	453,428	551,431	487,021
Notes (*)	658,109	411,200	470,295
Other	2,118	3,041	3,000
	1,113,655	965,672	960,316
Current
Bank and financial borrowings (**)	311,902	52,671	53,129
Notes (*)	24,306	64,439	70,471
Loans with related parties (Note 27)	34,651	22,220	618
Bank overdrafts	-	-	4
Others	1,931	2,239	3,028
	372,790	141,569	127,250
Total Borrowings	1,486,445	1,107,241	1,087,566

Schedule of changes in borrowings
	2017	2016	2015
Balances at the beginning of the year	1,107,241	1,087,566	765,184
Acquisitions of subsidiary (Note 26)	-	-	332,976
Loans obtained	596,030	52,099	286,839
Loans paid	(250,276)	(142,693)	(231,597)
Interest paid	(106,953)	(48,564)	(38,334)
Disposals of subsidiaries	-	-	(47,281)
Accrued interest for the year	119,964	118,219	68,673
Translation differences	20,439	40,614	(48,894)
Balances at the end of the year	1,486,445	1,107,241	1,087,566

Schedule of maturity of borrowings
	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2017 (1)	422,746	230,464	523,855	803,436	1,980,501
At December 31, 2016 (1)	132,756	187,150	418,061	762,595	1,500,562
At December 31, 2015 (1)	134,428	153,303	227,368	867,312	1,382,411

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

Schedule of undiscounted cash flows of principal and estimated interest
	At December 31,
	2017	2016	2015
Fair value of long-term borrowings (2)	1,498,385	1,128,407	1,113,117
	1,498,385	1,128,407	1,113,117

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

Schedule of significant bank and financial borrowings

(**) As of December 31, 2017 significant bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	98.6
Inframérica	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.2
Concessionaria do	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	5.8
Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2022	Fixed	2.5%	3.2	A
do Amarante	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.5
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.2
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	218.4	A
	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	72.8	A
	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	5.7	A
Inframérica	CAIXA	Brazilian Reales	December 2023	Fixed	6%	4.8	A
Concessionaria do	Bradesco	Brazilian Reales	July 2022	Variable	TJLP (1) + 8.1%	0.3	D
Aeroporto de Brasilia	Bradesco	Brazilian Reales	July 2022	Variable	Selic + 7.38%	0.1	D
	Santander	Brazilian Reales	June 2018	Variable	CDI + 0.45%	90.9	A
	Citibank	Brazilian Reales	March 2018	Fixed	9%	14.6	C
	Pine	Brazilian Reales	January 2018	Variable	CDI + 6.5%	9.7	C
Terminal Aeroportuaria	Banco Guayaquil SA	USD	2019	Variable	6.86%-6.92%	4.1	D
de Guayaquil S.A	Banco Bolivariano CA	USD	2019	Variable	6.92%	5.6	D
Terminal de Cargas de Uruguay SA	Santander Uruguay	USD	June 2020	Fixed	4.25%	1.1	D
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	9.3	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	34.4	D
	Credem	Euro	November 2018	Variable	Euribor 3 month plus spread	6.0	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.5	D
Armenia International	Credit Suisse AG	USD	June 2022	Variable	Libor+5.5%	57.1	B
Airports CJSC		Euro	June 2022	Variable	Euribor+5.5%	51.2
Corporación América Airports S.A.	Goldman Sachs	USD	March 2019	Variable	7.63%	50.1	D
	Julius Bär	USD	December 2019	Fixed	2.40%	15.0	B
Aeropuertos Argentina	Banco Ciudad	Argentine peso	September 2018	Fixed	27.86%	1.0	D
2000 SA
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.1	A
Total						765.3

(**) As of December 31, 2016 significant bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	98.2
Inframérica Concessionaria	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.4
do Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	5.3	A
do Amarante	BNDES	Brazilian Reales	September 2032	Fixed	2.5%	3.9
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.2
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.6
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	220	A
Inframérica Concessionaria	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	76.8	A
do Aeroporto de Brasilia	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	7.1	A
	CAIXA	Brazilian Reales	December 2023	Fixed	6%	5.7	A
	ABC	Brazilian Reales	April 2017	Variable	CDI + 4.5%	3.5	D
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	2019	Variable	7.5%-8%	6.1	D
Guayaquil S.A	Banco Bolivariano CA	USD	2019	Variable	7.50%	8.4	D
Terminal de Cargas de Uruguay SA	Santander Uruguay	USD	June 2020	Fixed	4.25%	1.5	D
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	10.2	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	32.7	D
Armenia International Airports CJSC	Credit Suisse AG	USD	June 2022	Fixed	7.89%	116.3	B
Aeropuertos Argentina	Banco Ciudad	Argentine peso	September 2018	Fixed	27.86%	2.3	D
2000 SA	Banco Provincia	Argentine peso	June 2017	Fixed	26.42%	0.7
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.2	A
Total						604.1

(**) As of December 31, 2015 bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	81.9
Inframérica Concessionaria	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.0
do Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	4.3	A
do Amarante	BNDES	Brazilian Reales	September 2022	Fixed	2.5%	3.8
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.1
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.4
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	163.6	A
	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	56.9	A
Inframérica Concessionaria	CAIXA	Brazilian Reales	December 2028	Fixed	6%	1.7	A
do Aeroporto de Brasilia	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	4.9	A
	CAIXA	Brazilian Reales	December 2023	Fixed	6%	3.7	A
	Citibank	Brazilian Reales	September 2016	Fixed	17.10%	-	D
	Fator	Brazilian Reales	December 2016	Variable	CDI + 3%	7.6	C
Terminal Aeroportuaria de	Banco Bolivariano C.A.	USD	2016-2019	Variable	7.59%-8.90%	13.3	D
Guayaquil S.A	Banco Guayaquil S.A.	USD	2016-2019	Variable	7.71% -8.88%	5.5	D
Armenia International Airports CJSC	Credit Suisse AG	USD	June 2022	Fixed	7.86%	131.9	B
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	10.7	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	38.3	D
Aeropuertos Argentina 2000 SA	Banco de la Provincia de Buenos Aires	Argentine peso	June 2017	Fixed	26.42%	7.36	D
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.24	A
Total						540.2

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed